Consolidated Schedule of Investments (unaudited)	iShares® MSCI India Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Bharat Dynamics Ltd.	50,936	$612,000
Data Patterns India Ltd.(a)	20,753	342,795
Garden Reach Shipbuilders & Engineers Ltd.	39,420	247,524
		1,202,319
Air Freight & Logistics — 0.6%
Allcargo Logistics Ltd.	84,767	465,875
Blue Dart Express Ltd.	6,600	619,408
Mahindra Logistics Ltd.(b)	44,261	288,549
TCI Express Ltd.	15,973	366,642
Transport Corp. of India Ltd.	31,798	271,817
		2,012,291
Airlines — 0.0%
SpiceJet Ltd.(a)	7,891	3,718
Auto Components — 4.1%
Apollo Tyres Ltd.	438,687	1,714,210
Asahi India Glass Ltd.	84,660	642,881
Ceat Ltd.	30,882	717,516
Endurance Technologies Ltd.(b)	39,008	732,921
Exide Industries Ltd.	528,415	1,231,766
JK Tyre & Industries Ltd.	115,005	284,136
Mahindra CIE Automotive Ltd.	155,000	543,225
Minda Corp. Ltd.	81,144	210,756
Motherson Sumi Wiring India Ltd.	2,441,594	1,873,656
Sansera Engineering Ltd.(b)	29,213	281,885
Sundaram Clayton Ltd.	6,990	468,195
Sundram Fasteners Ltd.	130,629	1,473,101
Suprajit Engineering Ltd.	95,454	410,918
UNO Minda Ltd.	237,123	1,610,108
Varroc Engineering Ltd.(a)(b)	51,988	191,056
ZF Commercial Vehicle Control Systems India Ltd.	6,565	783,949
		13,170,279
Automobiles — 0.1%
Maharashtra Scooters Ltd.	3,784	231,883

Banks — 3.7%
City Union Bank Ltd.	500,642	1,168,701
Equitas Small Finance Bank Ltd.(a)(b)	516,130	364,857
Federal Bank Ltd.	2,151,308	3,496,180
IDFC First Bank Ltd.(a)	4,210,655	3,055,072
Indian Bank	344,110	1,136,516
Karur Vysya Bank Ltd. (The)	534,248	661,115
RBL Bank Ltd.(a)(b)	608,189	1,156,335
Yes Bank Ltd., (Acquired 03/16/20, Cost: $3,554,476)(c)	4,044,378	826,171
		11,864,947
Beverages — 0.5%
Radico Khaitan Ltd.	110,800	1,445,562

Building Products — 2.0%
Astral Ltd.	125,239	2,914,404
Blue Star Ltd.	79,833	1,203,813
Cera Sanitaryware Ltd.	6,289	415,871
Kajaria Ceramics Ltd.	109,988	1,558,615
Prince Pipes and Fittings Ltd.	53,523	367,588
		6,460,291
Capital Markets — 3.7%
Angel One Ltd.	35,180	697,020
BSE Ltd.	90,746	646,671
Security	Shares	Value

Capital Markets (continued)
Central Depository Services India Ltd.	71,184	$1,089,707
CRISIL Ltd.	20,241	728,508
Dhani Services Ltd.(a)	357,727	208,322
Edelweiss Financial Services Ltd.	704,667	581,711
ICICI Securities Ltd.(b)	110,340	719,290
IDFC Ltd.	1,543,855	1,562,571
IIFL Wealth Management Ltd.	49,385	1,110,604
Indian Energy Exchange Ltd.(b)	601,897	1,100,907
JM Financial Ltd.	590,921	542,568
Motilal Oswal Financial Services Ltd.	50,620	413,331
Multi Commodity Exchange of India Ltd.	34,163	659,139
Nippon Life India Asset Management Ltd.(b)	169,113	565,153
Tata Investment Corp. Ltd.	21,432	622,066
UTI Asset Management Co. Ltd.	60,360	581,899
		11,829,467
Chemicals — 13.4%
Aarti Industries Ltd.	275,435	2,291,897
Advanced Enzyme Technologies Ltd.	63,490	221,661
Akzo Nobel India Ltd.	12,582	353,025
Alkyl Amines Chemicals.	17,742	618,102
Astec Lifesciences Ltd.	8,113	203,801
Atul Ltd.	20,386	2,102,110
Balaji Amines Ltd.	13,644	514,231
BASF India Ltd.	14,949	488,959
Bayer CropScience Ltd.	18,626	1,062,357
Carborundum Universal Ltd.	144,274	1,511,857
Castrol India Ltd.	541,323	877,358
Chambal Fertilisers and Chemicals Ltd.	227,064	855,707
Chemplast Sanmar Ltd.(a)	96,962	465,247
Clean Science and Technology	29,594	546,059
Coromandel International Ltd.	162,369	1,861,938
Deepak Fertilisers & Petrochemicals Corp. Ltd.	74,036	738,042
Deepak Nitrite Ltd.	94,212	2,529,098
EID Parry India Ltd.	109,188	810,702
Fine Organic Industries Ltd.	10,614	818,724
Fineotex Chemical Ltd.	53,127	209,217
Finolex Industries Ltd.	342,865	664,729
Galaxy Surfactants Ltd.	14,828	510,802
GHCL Ltd.	85,216	606,908
Gujarat Alkalies & Chemicals Ltd.	25,145	246,113
Gujarat Fluorochemicals Ltd.	30,361	1,314,726
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	106,318	786,414
Gujarat State Fertilizers & Chemicals Ltd.	277,235	454,057
Himadri Speciality Chemical Ltd.	260,330	329,104
Indigo Paints Ltd.	13,143	216,984
Jubilant Ingrevia Ltd.	98,311	652,105
Kansai Nerolac Paints Ltd.	184,699	1,019,110
Laxmi Organic Industries Ltd.	91,130	338,036
Linde India Ltd.	29,479	1,110,754
Meghmani Finechem Ltd.(a)	16,881	263,477
Navin Fluorine International Ltd.	44,481	2,377,962
Neogen Chemicals Ltd.	13,772	216,774
NOCIL Ltd.	137,861	402,482
Paradeep Phosphates Ltd., NVS	393,283	274,065
PCBL Ltd.	234,620	411,983
Polyplex Corporation Ltd.	21,908	485,192
Privi Specility Chemical Ltd.	11,034	170,494
Rain Industries Ltd.	251,309	560,489
Rallis India Ltd.	108,535	325,549
Rashtriya Chemicals & Fertilizers Ltd.	187,896	278,302

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Rossari Biotech Ltd.	18,728	$181,492
Sharda Cropchem Ltd.	36,829	187,226
Solar Industries India Ltd.	37,503	1,798,313
Sumitomo Chemical India Ltd.	136,584	797,277
Supreme Industries Ltd.	87,742	2,625,866
Supreme Petrochem Ltd.	45,702	428,257
Tata Chemicals Ltd.	193,567	2,472,629
Tatva Chintan Pharma Chem Ltd.	7,645	208,867
Vinati Organics Ltd.	35,528	940,414
		42,737,044
Commercial Services & Supplies — 0.2%
CMS Info Systems Ltd.	74,390	302,908
SIS Ltd.(a)	50,408	247,342
		550,250
Communications Equipment — 0.4%
Sterlite Technologies Ltd.	243,205	532,828
Tejas Networks Ltd.(a)(b)	84,833	688,157
		1,220,985
Construction & Engineering — 2.7%
Dilip Buildcon Ltd.(b)	62,227	180,390
Engineers India Ltd.	348,508	345,751
IRB Infrastructure Developers Ltd.	164,081	568,696
Kalpataru Power Transmission Ltd.	92,488	579,876
KEC International Ltd.	175,769	903,664
KNR Constructions Ltd.	192,240	618,282
NBCC India Ltd.	870,061	457,657
NCC Ltd./India	563,754	575,940
PNC Infratech Ltd.	156,830	532,659
Praj Industries Ltd.	150,778	729,438
Sterling and Wilson Renewable Energy Ltd.(a)	54,023	195,960
Voltas Ltd.	297,121	3,004,485
		8,692,798
Construction Materials — 2.7%
Birla Corp. Ltd.	36,727	430,156
Dalmia Bharat Ltd.	103,593	2,320,671
HeidelbergCement India Ltd.	80,461	203,198
India Cements Ltd. (The)	171,663	509,833
JK Cement Ltd.	48,035	1,819,626
JK Lakshmi Cement Ltd.	81,188	715,669
Nuvoco Vistas Corp. Ltd.(a)	146,594	671,682
Prism Johnson Ltd.(a)	172,486	280,501
Ramco Cements Ltd. (The)	146,893	1,223,988
Rhi Magnesita India Ltd.	55,667	520,864
		8,696,188
Consumer Finance — 2.0%
Cholamandalam Financial Holdings Ltd.	128,432	935,451
CreditAccess Grameen Ltd.(a)	63,991	759,052
Mahindra & Mahindra Financial Services Ltd.	766,499	2,036,722
Manappuram Finance Ltd.	694,819	990,154
MAS Financial Services Ltd.(b)	22,277	233,068
Paisalo Digital Ltd.	330,047	332,744
Poonawalla Fincorp Ltd.	317,094	1,219,051
		6,506,242
Containers & Packaging — 0.1%
EPL Ltd.	196,621	394,304

Diversified Financial Services — 1.9%
Aditya Birla Capital Ltd.(a)	629,407	1,130,171
L&T Finance Holdings Ltd.	1,032,865	1,112,041
Security	Shares	Value

Diversified Financial Services (continued)
Piramal Enterprises Ltd.	163,998	$1,667,972
REC Ltd.	1,636,976	2,229,537
		6,139,721
Diversified Telecommunication Services — 1.3%
HFCL Ltd.	943,581	928,215
Tata Communications Ltd.	157,439	2,527,339
Tata Teleservices Maharashtra Ltd.(a)	668,541	837,767
		4,293,321
Electric Utilities — 0.8%
CESC Ltd.	816,137	748,456
Reliance Infrastructure Ltd.(a)	271,620	530,384
Torrent Power Ltd.	199,187	1,321,263
		2,600,103
Electrical Equipment — 4.2%
Amara Raja Batteries Ltd.	128,535	1,032,021
Bharat Heavy Electricals Ltd.	1,202,599	1,247,398
CG Power and Industrial Solutions Ltd.(a)	843,784	2,901,270
Elecon Engineering Co. Ltd.	51,511	290,269
Finolex Cables Ltd.	83,107	567,464
Graphite India Ltd.	95,059	461,440
HEG Ltd.	18,516	244,770
Hitachi Energy India Ltd.	14,817	540,956
KEI Industries Ltd.	80,989	1,529,181
Olectra Greentech Ltd.	56,921	353,782
Polycab India Ltd.	62,022	1,963,669
Suzlon Energy Ltd.(a)	8,362,059	960,326
Triveni Turbine Ltd.	111,485	394,895
V-Guard Industries Ltd.	238,540	743,228
		13,230,669
Electronic Equipment, Instruments & Components — 0.5%
Redington Ltd.	755,354	1,675,809

Entertainment — 0.9%
Chennai Super Kings Cricket Ltd.(d)	206,787	25
Inox Leisure Ltd.(a)	92,957	618,593
Nazara Technologies Ltd.(a)	40,854	298,677
PVR Ltd.(a)	63,282	1,447,120
Saregama India Ltd.	91,676	430,201
		2,794,616
Equity Real Estate Investment Trusts (REITs) — 1.2%
Brookfield India Real Estate Trust(b)	159,866	574,074
Embassy Office Parks REIT	589,276	2,482,092
Mindspace Business Parks REIT(b)	202,838	833,781
		3,889,947
Food & Staples Retailing — 0.1%
Medplus Health Services Ltd.(a)	49,713	419,626
Food Products — 1.5%
Avanti Feeds Ltd.	56,257	266,489
Balrampur Chini Mills Ltd.	167,497	794,660
Bombay Burmah Trading Co.	23,973	283,922
CCL Products India Ltd.	101,615	684,250
Gujarat Ambuja Exports Ltd.	94,888	269,034
Hindustan Foods Ltd.(a)	37,400	310,479
Kaveri Seed Co. Ltd.	28,553	179,233
KRBL Ltd.	64,531	326,909
LT Foods Ltd.	198,563	279,303
Shree Renuka Sugars Ltd.(a)	873,659	632,024
Triveni Engineering & Industries Ltd.	99,786	363,472

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Zydus Wellness Ltd.	21,977	$436,076
		4,825,851
Gas Utilities — 1.1%
Gujarat Gas Ltd.	237,748	1,459,740
Gujarat State Petronet Ltd.	386,739	1,284,237
Mahanagar Gas Ltd.	75,579	840,351
		3,584,328
Health Care Equipment & Supplies — 0.2%
Poly Medicure Ltd.	39,715	476,408

Health Care Providers & Services — 4.2%
Aster DM Healthcare Ltd.(a)(b)	168,869	493,409
Dr Lal PathLabs Ltd.(b)	51,618	1,556,438
Fortis Healthcare Ltd.(a)	625,772	2,232,038
Krishna Institute Of Medical Sciences Ltd.(a)(b)	38,846	716,296
Max Healthcare Institute Ltd.(a)	1,071,622	5,940,202
Metropolis Healthcare Ltd.(b)	35,548	644,451
Narayana Hrudayalaya Ltd.	98,065	897,121
Rainbow Children’s Medicare Ltd.	42,009	384,593
Thyrocare Technologies Ltd.(b)	22,541	175,017
Vijaya Diagnostic Centre Pvt Ltd.	56,125	339,903
		13,379,468
Hotels, Restaurants & Leisure — 1.8%
Barbeque Nation Hospitality Ltd.(a)	26,861	348,114
Chalet Hotel Ltd.(a)	84,626	388,817
Delta Corp. Ltd.	87,794	246,696
Devyani International Ltd.(a)	329,660	766,854
Easy Trip Planners Ltd., NVS	477,880	370,750
EIH Ltd.(a)	215,434	476,166
Lemon Tree Hotels Ltd.(a)(b)	595,100	743,073
Mahindra Holidays & Resorts India Ltd.(a)	82,558	296,520
Restaurant Brands Asia Ltd.(a)	374,809	557,911
Sapphire Foods India Ltd.(a)	30,724	511,100
Westlife Development Ltd.(a)	98,134	875,311
		5,581,312
Household Durables — 3.4%
Amber Enterprises India Ltd.(a)	23,445	555,620
Bajaj Electricals Ltd.	63,494	872,131
Borosil Ltd.(a)	37,976	195,508
Crompton Greaves Consumer Electricals Ltd.	834,328	3,731,563
Dixon Technologies India Ltd.	40,990	2,152,235
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	8,753	127,017
LA Opala RG Ltd.	51,595	251,556
Orient Electric Ltd.	176,318	612,278
Sheela Foam Ltd.(a)	20,322	646,035
Symphony Ltd.	24,026	266,299
TTK Prestige Ltd.	56,847	621,981
Whirlpool of India Ltd.	43,926	826,950
		10,859,173
Household Products — 0.2%
Jyothy Labs Ltd.	199,538	497,428

Independent Power and Renewable Electricity Producers — 0.3%
Jaiprakash Power Ventures Ltd.(a)	4,271,008	406,553
Reliance Power Ltd.(a)	3,306,032	654,149
		1,060,702
Industrial Conglomerates — 0.6%
3M India Ltd.	3,891	1,119,079
Apar Industries Ltd.	21,118	380,629
Security	Shares	Value

Industrial Conglomerates (continued)
Godrej Industries Ltd.(a)	69,815	$396,398
		1,896,106
Insurance — 1.2%
Max Financial Services Ltd.(a)	309,900	2,684,191
PB Fintech Ltd.(a)	183,129	1,023,636
		3,707,827
Interactive Media & Services — 0.2%
Brightcom Group Ltd.	1,380,456	616,482
Just Dial Ltd.(a)	23,851	176,242
		792,724
Internet & Direct Marketing Retail — 0.2%
CarTrade Tech Ltd.(a)	38,667	228,511
RattanIndia Enterprises Ltd.(a)	474,849	293,418
		521,929
IT Services — 3.7%
BLS International Services Ltd.	56,676	259,592
Coforge Ltd.	37,884	1,902,550
Computer Age Management Services Ltd.	40,559	1,151,487
eClerx Services Ltd.	31,993	571,164
Firstsource Solutions Ltd.	427,446	583,345
Happiest Minds Technologies Ltd.	80,371	945,784
Hinduja Global Solutions Ltd.	17,043	268,297
Infibeam Avenues Ltd.	1,277,034	255,473
Mastek Ltd.	18,847	398,418
NIIT Ltd.	102,439	402,185
Persistent Systems Ltd.	68,627	3,545,539
Sonata Software Ltd.	116,218	842,039
Vakrangee Ltd.	729,073	276,773
Zensar Technologies Ltd.	140,939	389,211
		11,791,857
Life Sciences Tools & Services — 0.5%
Syngene International Ltd.(b)	166,368	1,247,931
Tarsons Products Ltd.(a)	22,021	188,366
		1,436,297
Machinery — 6.9%
AIA Engineering Ltd.	58,636	1,949,073
Ashok Leyland Ltd.	2,028,096	3,731,436
BEML Ltd.	26,174	474,392
BEML Ltd., NVS	25,071	89,834
Cochin Shipyard Ltd.(b)	54,182	445,883
Craftsman Automation Ltd.	7,287	272,318
Cummins India Ltd.	172,326	3,010,973
Elgi Equipments Ltd.	224,093	1,318,280
ESAB India Ltd.	6,514	333,142
GMM Pfaudler Ltd.	27,408	658,947
Greaves Cotton Ltd.	126,725	233,016
Grindwell Norton Ltd.	61,183	1,452,340
Ingersoll Rand India Ltd.	10,887	291,759
ISGEC Heavy Engineering Ltd.	41,685	266,917
Jamna Auto Industries Ltd.	247,543	331,406
Kennametal India Ltd.	7,566	254,983
Kirloskar Oil Engines Ltd.	78,984	321,809
KSB Ltd.	16,752	417,601
Lakshmi Machine Works Ltd.	4,466	731,110
MTAR Technologies Ltd.	23,360	458,779
Rolex Rings Ltd.(a)	11,271	259,775
Schaeffler India Ltd.	2,673	88,471
SKF India Ltd.	34,149	1,981,569

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Thermax Ltd.	57,615	$1,455,492
Timken India Ltd.	31,174	1,273,765
		22,103,070
Marine — 0.1%
Shipping Corp. of India Ltd.	191,600	319,243

Media — 1.9%
Affle India Ltd.(a)	73,633	1,147,641
Network18 Media & Investments Ltd.(a)	223,037	186,901
Sun TV Network Ltd.	107,327	651,778
TV18 Broadcast Ltd.(a)	625,564	286,601
Zee Entertainment Enterprises Ltd.	1,194,242	3,890,707
		6,163,628
Metals & Mining — 2.5%
APL Apollo Tubes Ltd.	182,475	2,517,123
APL Apollo Tubes Ltd., NVS	28,099	387,607
Godawari Power and Ispat Ltd.	60,053	235,146
Hindustan Copper Ltd.	267,605	389,432
Jindal Stainless Hisar Ltd.(a)	130,464	544,164
Jindal Stainless Ltd.(a)	217,778	469,848
Kirloskar Ferrous Industries Ltd.	65,279	254,787
National Aluminium Co. Ltd.	1,141,770	1,093,393
Rajratan Global Wire Ltd.	20,191	232,837
Ratnamani Metals & Tubes Ltd.	38,732	922,144
Usha Martin Ltd.	167,127	270,759
Welspun Corp. Ltd.	163,128	507,585
		7,824,825
Multiline Retail — 0.3%
Shoppers Stop Ltd.(a)	53,071	448,722
V-Mart Retail Ltd.	13,529	467,246
		915,968
Oil, Gas & Consumable Fuels — 0.9%
Aegis Logistics Ltd.	195,656	784,931
Great Eastern Shipping Co. Ltd. (The)	128,692	1,054,545
Gujarat Mineral Development Corp. Ltd.	108,065	210,369
Oil India Ltd.	370,919	939,716
		2,989,561
Paper & Forest Products — 0.7%
Century Plyboards India Ltd.	76,599	511,674
Century Textiles & Industries Ltd.	70,141	698,285
Greenpanel Industries Ltd.	67,772	324,893
JK Paper Ltd.	103,886	539,800
West Coast Paper Mills Ltd.	38,678	287,463
		2,362,115
Personal Products — 0.7%
Emami Ltd.	274,246	1,618,439
Gillette India Ltd.	9,072	572,091
		2,190,530
Pharmaceuticals — 5.4%
Aarti Drugs Ltd.	50,905	284,849
Aarti Pharmalabs Ltd., NVS	66,261	186,521
Ajanta Pharma Ltd.	53,350	807,563
Alembic Pharmaceuticals Ltd.	81,463	596,378
AstraZeneca Pharma India Ltd.	7,088	294,586
Caplin Point Laboratories Ltd.	31,197	290,161
Eris Lifesciences Ltd.(b)	55,408	460,634
FDC Ltd./India(a)	68,802	241,844
GlaxoSmithKline Pharmaceuticals Ltd.	46,964	772,757
Security	Shares	Value

Pharmaceuticals (continued)
Glenmark Pharmaceuticals Ltd.	194,905	$1,032,644
Granules India Ltd.	203,590	867,896
Hikal Ltd.	59,232	247,871
Ipca Laboratories Ltd.	192,767	2,060,823
JB Chemicals & Pharmaceuticals Ltd.	48,074	1,195,111
Jubilant Pharmova Ltd.	88,688	428,129
Laurus Labs Ltd.(b)	482,528	2,483,035
Natco Pharma Ltd.	112,210	776,455
Piramal Pharma Ltd., NVS(a)	655,325	1,080,726
Procter & Gamble Health Ltd.	10,319	528,461
Sanofi India Ltd.	11,171	786,022
Shilpa Medicare Ltd.	43,148	149,657
Strides Pharma Science Ltd.(a)	80,340	333,372
Sun Pharma Advanced Research Co. Ltd.(a)	74,827	232,040
Suven Pharmaceuticals Ltd.	139,314	797,259
Wockhardt Ltd.(a)	68,807	201,982
		17,136,776
Professional Services — 0.5%
Latent View Analytics Ltd.(a)	55,300	253,934
Quess Corp. Ltd.(b)	101,154	548,456
RITES Ltd.	66,303	298,963
TeamLease Services Ltd.(a)	15,385	473,468
		1,574,821
Real Estate Management & Development — 2.7%
Brigade Enterprises Ltd.	157,545	946,265
Indiabulls Real Estate Ltd.(a)	588,699	605,200
Mahindra Lifespace Developers Ltd.	107,006	511,496
NESCO Ltd.	28,802	227,171
Oberoi Realty Ltd.	175,807	2,004,352
Phoenix Mills Ltd. (The)	135,675	2,439,609
Prestige Estates Projects Ltd.	192,336	1,124,822
Sobha Ltd.	51,275	396,487
Sunteck Realty Ltd.	70,454	350,509
		8,605,911
Road & Rail — 0.1%
VRL Logistics Ltd.	36,495	249,996

Semiconductors & Semiconductor Equipment — 0.1%
Borosil Renewables Ltd.(a)	63,251	427,857

Software — 2.4%
Birlasoft Ltd.	229,333	870,727
CE Info Systems Ltd.	15,255	228,870
Cyient Ltd.	114,465	1,181,585
Intellect Design Arena Ltd.	110,157	625,403
KPIT Technologies Ltd.	224,215	1,990,115
Oracle Financial Services Software Ltd.	29,828	1,145,446
Route Mobile Ltd.	35,002	573,921
Tanla Platforms Ltd.	91,889	903,725
		7,519,792
Specialty Retail — 0.3%
Arvind Fashions Ltd.(a)	73,255	301,300
Go Fashion India Ltd.(a)	25,966	393,064
PC Jeweller Ltd.(a)	166,346	163,032
		857,396
Textiles, Apparel & Luxury Goods — 3.5%
Aditya Birla Fashion and Retail Ltd.(a)	453,686	1,763,951
Alok Industries Ltd.(a)	1,720,031	336,908
Bata India Ltd.	71,023	1,504,059

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Garware Technical Fibres Ltd.	12,934	$540,241
Indo Count Industries Ltd.	98,124	166,585
KPR Mill Ltd.	117,148	803,465
LUX Industries Ltd.	10,386	216,755
Mirza International Ltd.(a)	58,090	221,806
Rajesh Exports Ltd.	80,626	755,931
Raymond Ltd.	46,173	779,484
Relaxo Footwears Ltd.	68,776	803,860
Safari Industries India Ltd.	14,125	283,068
Trident Ltd.	1,709,036	751,579
Vaibhav Global Ltd.	68,778	287,450
Vardhman Textiles Ltd.	158,130	679,254
VIP Industries Ltd.	86,895	769,995
Welspun India Ltd.	345,641	349,573
		11,013,964
Thrifts & Mortgage Finance — 2.3%
Aavas Financiers Ltd.(a)	65,450	1,542,654
Aptus Value Housing Finance India Ltd.(a)	135,077	521,517
Can Fin Homes Ltd.	72,355	493,871
Home First Finance Company India Ltd.(a)(b)	36,347	329,349
IIFL Finance Ltd.	185,476	1,070,896
Indiabulls Housing Finance Ltd.(a)	450,736	793,604
LIC Housing Finance Ltd.	417,943	1,993,339
PNB Housing Finance Ltd.(a)(b)	81,415	450,218
		7,195,448
Tobacco — 0.2%
Godfrey Phillips India Ltd.	17,507	389,850
Security	Shares	Value

Tobacco (continued)
VST Industries Ltd.	5,097	$217,518
		607,368
Trading Companies & Distributors — 0.3%
IndiaMART Intermesh Ltd.(b)	19,032	1,030,169

Transportation Infrastructure — 0.6%
GMR Airports Infrastructure Ltd.(a)	2,918,472	1,544,489
Gujarat Pipavav Port Ltd.	366,958	413,503
		1,957,992
Wireless Telecommunication Services — 0.4%
Vodafone Idea Ltd.(a)	13,311,359	1,353,794

Total Investments — 99.4%
(Cost: $235,241,012)		316,874,014

Other Assets Less Liabilities — 0.6%		1,752,469

Net Assets — 100.0%		$318,626,483

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $826,171, representing 0.3% of its net assets as of period end, and an original cost of $3,554,476.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$1,770,000	$—	$(1,770,000)	(b)	$—	$—	$—	—	$14,710	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	41	12/29/22	$1,557	$27,834

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,918,464	$303,955,525	$25	$316,874,014
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$27,834	$—	$27,834

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust